Commitments and Contingencies (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	Mar. 31, 2026	Dec. 02, 2025
Loss Contingencies [Line Items]
Payments for warrants	$ 5.3
Fair value of expected cash settlement amount		$ 5.3
Payment related to exercises of cash settlement option	4.7
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Remaining expected cash settlement amount	$ 0.6